Restatement of prior period financial statements - Consolidated Statement of Loss and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 905,813	$ 1,237,635
Cost of sales	(933,111)	(1,216,020)
Gross profit/(loss)	(27,298)	21,615
Selling, general and administrative expense	(437,840)	(474,607)
Research and development expense	(23,345)	(83,050)
Other operating expense, net	24,034	38,559
Operating loss		(497,483)
Finance income	5,606	12,489
Finance expense	(201,427)	(92,656)
Fair value change - Earn-out rights	139,638	232,995	[1]
Fair value change - Class C Shares	2,500	10,750	[1]
Loss before income taxes	(522,482)	(333,905)
Income tax expense	(17,003)	(6,925)
Net loss	(539,485)	(340,830)	[1]
Net loss per share (in U.S. dollars)
Net loss	(539,485)	(340,830)	[1]
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(23,823)	(27,658)
Total other comprehensive loss	(23,823)	(27,658)
Total comprehensive loss	$ (563,308)	$ (368,488)
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.26)	$ (0.16)
Net loss per share - diluted (in dollars per share)	(0.26)	(0.16)
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.26)	(0.16)
Net loss per share - diluted (in dollars per share)	$ (0.26)	$ (0.16)
Originally Reported Amounts
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 1,231,265
Cost of sales		(1,213,654)
Gross profit/(loss)		17,611
Selling, general and administrative expense		(448,632)
Research and development expense		(81,311)
Other operating expense, net		38,581
Operating loss		(473,751)
Finance income		12,489
Finance expense		(90,516)
Fair value change - Earn-out rights		232,995
Fair value change - Class C Shares		10,750
Loss before income taxes		(308,033)
Income tax expense		(5,002)
Net loss		(313,035)
Net loss per share (in U.S. dollars)
Net loss		(313,035)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations		(26,735)
Total other comprehensive loss		(26,735)
Total comprehensive loss		$ (339,770)
Originally Reported Amounts | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ (0.15)
Net loss per share - diluted (in dollars per share)		(0.15)
Originally Reported Amounts | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		(0.15)
Net loss per share - diluted (in dollars per share)		$ (0.15)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 6,370
Cost of sales		(2,366)
Gross profit/(loss)		4,004
Selling, general and administrative expense		(25,975)
Research and development expense		(1,739)
Other operating expense, net		(22)
Operating loss		(23,732)
Finance income		0
Finance expense		(2,140)
Fair value change - Earn-out rights		0
Fair value change - Class C Shares		0
Loss before income taxes		(25,872)
Income tax expense		(1,923)
Net loss		(27,795)
Net loss per share (in U.S. dollars)
Net loss		(27,795)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations		(923)
Total other comprehensive loss		(923)
Total comprehensive loss		$ (28,718)
Adjustments | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ (0.01)
Net loss per share - diluted (in dollars per share)		(0.01)
Adjustments | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		(0.01)
Net loss per share - diluted (in dollars per share)		$ (0.01)

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.